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Virtus NFJ Small-Cap Value Fund
Virtus NFJ Small-Cap Value Fund (formerly AllianzGI Small-Cap Value Fund)
Investment Objective
The fund seeks long-term growth of capital and income.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 159 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 130 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus NFJ Small-Cap Value Fund		Class A	Class C	Institutional	Class R6	Class P	Administrative
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus NFJ Small-Cap Value Fund		Class A	Class C	Institutional	Class R6	Class P	Administrative
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none	none	0.25%
Other Expenses	[1]	0.33%	0.25%	0.27%	0.22%	0.31%	0.30%
Acquired Funds Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.19%	1.86%	0.88%	0.83%	0.92%	1.16%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(0.01%)		(0.05%)	(0.05%)		(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	1.18%	1.86%	0.83%	0.78%	0.92%	1.08%
[1]	Other expenses are based on estimated amounts for the current fiscal year to reflect the new investment advisory agreement with VIA, and the new sub-advisory agreement with NFJ approved by the fund’s shareholders at the Combined Special meeting of the Shareholders of Allianz Funds and Allianz Multi-Strategy Trust on October 28, 2020.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the fund as set forth in the Financial Highlights table of the fund’s prospectus, in part, because the Ratio of Expenses to Average Net Asset in the prospectus reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers (“VIA”) to waive its management fee and/or reimburse the fund for a period of two years beginning upon effectiveness of its investment advisory agreement with the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.17% for Class A shares, 1.92% for Class C shares, 0.82% for Institutional Class shares, 0.77% for Class R6 shares, 0.92% for Class P shares and 1.07% for Administrative Class shares. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The amount of any such recoupment would have the effect of being shared equally between VIA and NFJ Investment Group, LLC (“NFJ”) pursuant to the then-currently effective subadvisory arrangement between those parties. The Expense Limitation Agreement is terminable by mutual agreement of Virtus Investment Trust and VIA.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. The Examples are based, for the first two years, on Total Annual Fund Operating Expenses After Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus NFJ Small-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	664	905	1,165	1,908
Class C	288	583	1,003	2,175
Institutional	85	270	477	1,074
Class R6	80	255	451	1,017
Class P	93	292	507	1,126
Administrative	110	353	624	1,398

Expense Example, No Redemption - Virtus NFJ Small-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	664	905	1,165	1,908
Class C	188	583	1,003	2,175
Institutional	85	270	477	1,074
Class R6	80	255	451	1,017
Class P	93	292	507	1,126
Administrative	110	353	624	1,398

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 126% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and the greater of $4 billion or the capitalization of the largest company in the Russell 2000 Index. As of December 31, 2020, the market capitalization of the largest company in the Russell 2000 Index was $21.1 billion. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold, including in situations where such securities continue to trade at valuations the portfolio managers consider attractive. Because of this, the fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time. The fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have attractive valuation and fundamental strength. The portfolio managers partition the fund’s selection universe by industry and then identify what they believe to be the most attractively valued securities in each industry to determine potential holdings for the fund representing a broad range of industry groups. The portfolio managers use initial parameters and quantitative tools to narrow the fund’s selection universe and also review and consider fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the fund may invest a substantial portion of its assets in real estate investment trusts (REITs). The fund may also invest a portion of its assets in non-U.S. securities (including through American Depositary Receipts (ADRs)), including emerging market securities. The fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below. The principal risks of investing in the fund are identified below (in alphabetical order after the first five risks):
  Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
  Issuer Risk.  The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
  Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.
  Small and Medium Market Capitalization Companies Risk.  The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.
  Real Estate Investment Risk.  The fund may be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers. Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.
  Allocation Risk.  If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.
  Counterparty Risk.  A counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to make timely settlement payments or otherwise honor its obligations to the fund.
  Credit Risk.  If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
  Currency Rate Risk.  Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
  Depositary Receipts Risk.  Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
  Derivatives Risk.  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.
  Emerging Markets Risk.  Foreign investing risk may be particularly high to the extent that the fund invests in emerging market securities. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Focused Investment Risk.  To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.
  Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.
  Liquidity Risk.  Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.
  Portfolio Turnover Risk.  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.
Please see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus for a more detailed description of the fund’s risks.
Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did.

Annual Return (%)

Best Quarter:	Q4/2020:	23.31%	Worst Quarter:	Q1/2020:	-32.43%

Average Annual Total Returns (for the periods ended 12/31/20)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus NFJ Small-Cap Value Fund	1 Year	5 Years	10 Years	Fund Inception	Inception Date
Class A	(9.85%)	4.03%	5.34%	9.81%	Oct. 01, 1991
Class A | Return After Taxes on Distributions	(10.57%)	0.73%	1.99%	7.44%	Oct. 01, 1991
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(5.78%)	2.64%	3.65%	7.76%	Oct. 01, 1991
Class C	(6.27%)	4.45%	5.15%	9.21%	Oct. 01, 1991
Institutional Class	(4.32%)	5.59%	6.34%	10.46%	Oct. 01, 1991
Class R6	(4.23%)	5.66%	6.40%	10.52%	Oct. 01, 1991
Class P	(4.34%)	5.49%	6.21%	10.34%	Oct. 01, 1991
Administrative Class	(4.49%)	5.35%	6.09%	10.15%	Oct. 01, 1991
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	8.66%	10.60%	Oct. 01, 1991

The Russell 2000 Value Index is an unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.